Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Deferred income taxes
Income tax expense	$ (1,088)		$ (1,088)
Foreign Tax Jurisdiction [Member]
Current income taxes
Current income taxes
Deferred income taxes
Deferred income taxes
UNITED KINGDOM
Current income taxes
Current income taxes
Deferred income taxes
Deferred income taxes
UNITED STATES
Current income taxes
Current income taxes
Deferred income taxes
Deferred income taxes